POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 31, 2009 TO THE PROSPECTUS DATED FEBRUARY 27, 2009 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Dynamic Developed International Opportunities Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares FTSE RAFI Europe Portfolio
PowerShares FTSE RAFI Japan Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Biotech Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Progressive Transportation Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio
(the "Funds")

Effective December 31, 2009, John W. Southard, Jr. is retiring from his position as Portfolio Manager of each of the Funds. Therefore, all references to Mr. Southard are hereby removed.

Please Retain This Supplement For Future Reference

P-PS-PRO-STK-8 12/31/09

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 31, 2009 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED FEBRUARY 27, 2009 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Dynamic Developed International Opportunities Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares FTSE RAFI Europe Portfolio
PowerShares FTSE RAFI Japan Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Biotech Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Progressive Transportation Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio
(the "Funds")

Effective December 31, 2009, John W. Southard, Jr. is retiring from his position as Portfolio Manager of each of the Funds. Therefore, all references to Mr. Southard are hereby removed.

Please Retain This Supplement For Future Reference

P-PS-SOAI-STK-2 12/31/09

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 31, 2009 TO THE PROSPECTUS DATED FEBRUARY 27, 2009 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio
(the "Funds")

Effective December 31, 2009, John W. Southard, Jr. is retiring from his position as Portfolio Manager of each of the Funds. Therefore, all references to Mr. Southard are hereby removed.

Please Retain This Supplement For Future Reference

P-PS-PRO-STK-9 12/31/09

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 31, 2009 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED FEBRUARY 27, 2009 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio
(the "Funds")

Effective December 31, 2009, John W. Southard, Jr. is retiring from his position as Portfolio Manager of each of the Funds. Therefore, all references to Mr. Southard are hereby removed.

Please Retain This Supplement For Future Reference

P-PS-SOAI-STK-3 12/31/09

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 31, 2009 TO THE PROSPECTUS DATED NOVEMBER 16, 2009 OF:

PowerShares Build America Bond Portfolio (the "Fund")

Effective December 31, 2009, John W. Southard, Jr. is retiring from his position as Portfolio Manager of the Fund. Therefore, all references to Mr. Southard are hereby removed.

Please Retain This Supplement For Future Reference

P-BAB-PRO-STK-1 12/31/09

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 31, 2009 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED NOVEMBER 16, 2009 OF:

PowerShares Build America Bond Portfolio (the "Fund")

Effective December 31, 2009, John W. Southard, Jr. is retiring from his position as Vice President of the PowerShares Exchange-Traded Fund Trust II and as Portfolio Manager of the Fund. Therefore, all references to Mr. Southard are hereby removed.

Please Retain This Supplement For Future Reference

P-BAB-SOAI-STK-1 12/31/09